SCHEDULE OF OUTSTANDING COMMON STOCK WARRANTS ACTIVITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Number of shares, Beginning Balance	360,000	2,650,000	2,880,000
Weighted average exercise price, Beginning Balance	$ 5.000	$ 0.708	$ 0.469
Number of shares, Warrants expired		(2,450,000)	(715,000)
Weighted average exercise price,Warrants expired		$ 0.357	$ 1.696
Number of shares, Warrants converetd into stock			(65,000)
Weighted average exercise price,Warrants Converted into stock			$ 2.115
Number of shares,Warrants granted and assumed	266,667	160,000	550,000
Weighted average exercise price,Warrants granted and assumed	$ 3.50	$ 5.000	$ 3.41
Number of shares, Ending Balance	626,667	360,000	2,650,000
Weighted average exercise price, Ending Balance	$ 4.36	$ 5.000	$ 0.708